OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
OTHER CURRENT ASSETS, NET
Schedule of other current assets net

Other current assets, net, consist of the following:

	As of December 31,			As of June 30,
	2023			2024
				(unaudited)
	Gross	Allowance	Net	Gross	Allowance	Net

Receivable from third party (i)	$33,147	$(27,464)	$5,683	$31,980	$(26,577)	$5,403
Receivable from AM Advertising and its subsidiaries (ii)	21,218	(7,669)	13,549	20,729	(7,493)	13,236
Input VAT receivable (iii)	2,493	—	2,493	2,435	—	2,435
Other prepaid expenses	3,710	(1,338)	2,372	3,623	(1,451)	2,172
Short-term deposits	257	—	257	244	—	244
Prepaid selling and marketing fees	518	(354)	164	461	(346)	115
Receivable from Non-controlling shareholders	669	(521)	148	654	(509)	145
Prepaid individual income tax and other employee advances	389	(116)	273	391	(114)	277
Others	50	—	50	49	—	49
Total	$62,451	$(37,462)	$24,989	$60,566	$(36,490)	$24,076
(i)	Receivable from third party mainly represented the concession fee deposits of Guangzhou Meizheng for the ceased operations in providing Wi-Fi services on trains that is expected to be refunded within one year and the refund receivable of concession fee from an airline company. As of December 31, 2023 and June 30, 2024, the management conducted a review on the outstanding balance and recorded bad debt provision on other current assets for which the collectability is assessed to be remote. It also consisted of loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. As of December 31, 2023 and June 30, 2024, the Group had balance of various loan agreements with third parties with aggregated amount of $5,891 and $5,755, respectively with the terms of one year. The interest rates were around 5% without any assets pledged for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2023 and June 30, 2024, the bad debt allowance for loan to third parties amounted to $5,891 and $5,755, respectively.
(ii)	Receivable from AM Advertising and its subsidiaries balance amounted to $21,218 and $20,729 as of December 31, 2023 and June 30 2024, respectively. As of December 31, 2023 and June 30, 2024, $7,669 and $7,493 of provision for credit losses were made for the receivable balance, respectively. See Note 19 (b) for further discussion of AM Advertising.
(iii)	Input VAT receivable decreased by $58 from $2,493 as of December 31, 2023 to $2,435 as of June 30, 2024. For the year ended December 31, 2023 and the six months ended June 30, 2024, economy was adversely affected by the unpredictable COVID-19 and the Group expected that it would be remote to receive invoices to certify the estimated input VAT.

Schedule of allowance for other current assets

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Beginning of year	$31,571	$37,462
Addition	3,323	—
Exchange rate adjustment	(1,542)	(972)
End of year	$33,352	$36,490